Intangible assets, net	12 Months Ended
Dec. 31, 2025
Intangible assets, net
Intangible assets, net

Note 8 - Intangible assets, net

Intangible assets, net, as of December 31, 2025 and 2024 consisted of the following:

	December 31,
	2025	2024

Trademark	$1,550	$1,550
Service Contract	2,786	2,786
Computer Software	125	121
Customers relationship	1,410	1,410
Vehicle license	37	—
Total	5,908	5,867
Accumulated amortization	(3,232)	(3,068)
Impairment	(1,432)	(1,432)
Exchange difference	(1)	—
Intangible assets, net	$1,243	$1,367

Amortization expenses of intangible assets were $161, $97 and $13 for the years ended December 31, 2025, 2024 and 2023, respectively.

During the course of the Company’s strategic review of its operations, the Company assessed the recoverability of the carrying value of the Company’s intangible assets. The impairment charge, if any, represented the excess of carrying amounts of the Company’s intangible assets over their fair value, using the expected future discounted cash flows. There were no impairment on intangible assets for the years ended December 31, 2025, 2024 and 2023, respectively.

As of December 31, 2025, amortization expenses related to intangible assets for future periods are estimated to be as follows:

	For the years ending December 31,
						2031 and
	2026	2027	2028	2029	2030	thereafter
	$	$	$	$	$	$
Amortization expenses	146	146	146	146	141	518